Cover	12 Months Ended
Dec. 31, 2021
Cover [Abstract]
Document Type	POS AM
Entity Registrant Name	STEM, INC.
Entity Filer Category	Large Accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001758766
Amendment Flag	true
Amendment Description	This Post-Effective Amendment No. 1 to Registration Statement on Form S-1 (File No. 333-256501) contains updated information that was included in the registrant’s Annual Report on Form 10-K for the period ended December 31, 2021, as filed with the Securities and Exchange Commission on February 28, 2022.